UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

March 31, 2018

MFS® Blended Research® Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.7%
Biotechnology – 4.8%
Acorda Therapeutics, Inc. (a)	24,121	$570,462
AMAG Pharmaceuticals, Inc. (a)	39,989	805,778
Bio-Techne Corp.	8,738	1,319,788
Bruker BioSciences Corp.	16,445	492,034
Concert Pharmaceuticals, Inc. (a)	6,321	144,751
Emergent BioSolutions, Inc. (a)	13,559	713,881
Exact Sciences Corp. (a)	3,431	138,372
Genomic Health, Inc. (a)	7,083	221,627
MiMedx Group, Inc. (a)(l)	45,804	319,254
Natera, Inc. (a)	9,432	87,435
Vanda Pharmaceuticals, Inc. (a)	6,352	107,031

		$4,920,413

Broadcasting – 0.2%
MDC Partners, Inc. (a)	24,247	$174,578

Brokerage & Asset Managers – 0.0%
Legg Mason, Inc.	1,255	$51,016

Business Services – 4.6%
Conduent, Inc. (a)	59,441	$1,107,980
Forrester Research, Inc.	26,221	1,086,860
Grand Canyon Education, Inc. (a)	14,575	1,529,209
Travelport Worldwide Ltd.	59,238	967,949

		$4,691,998

Chemicals – 0.7%
Ingevity Corp. (a)	9,530	$702,266

Computer Software – 3.7%
Aspen Technology, Inc. (a)	14,397	$1,135,779
Cornerstone OnDemand, Inc. (a)	18,263	714,266
Paylocity Holding Corp. (a)	27,588	1,413,333
RingCentral, Inc. (a)	7,688	488,188

		$3,751,566

Computer Software – Systems – 6.8%
Avnet, Inc.	3,305	$138,017
EPAM Systems, Inc. (a)	10,352	1,185,511
NCR Corp. (a)	28,655	903,206
New Relic, Inc. (a)	3,448	255,566
Pitney Bowes, Inc.	17,985	195,857
Presidio, Inc. (a)	32,156	502,920
Rapid7, Inc. (a)	50,363	1,287,782
Tech Data Corp. (a)	15,013	1,278,057
Verint Systems, Inc. (a)	28,093	1,196,762

		$6,943,678

Construction – 2.6%
Armstrong World Industries, Inc. (a)	4,990	$280,937
Foundation Building Materials, Inc. (a)	16,792	250,369
GMS, Inc. (a)	5,090	155,550
KB Home	8,192	233,062
M.D.C. Holdings, Inc.	13,345	372,592

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – continued
Trex Co., Inc. (a)	12,715	$1,383,011

		$2,675,521

Consumer Products – 0.9%
Herbalife Ltd. (a)	4,313	$420,388
Scotts Miracle-Gro Co.	5,895	505,496

		$925,884

Consumer Services – 1.3%
Carriage Services, Inc.	17,204	$475,863
ServiceMaster Global Holdings, Inc. (a)	15,957	811,413

		$1,287,276

Electrical Equipment – 2.7%
Atkore International Group, Inc.	3,675	$72,949
TriMas Corp. (a)	47,459	1,245,799
WESCO International, Inc. (a)	22,466	1,394,015

		$2,712,763

Electronics – 2.8%
Amkor Technology, Inc. (a)	42,527	$430,799
Benchmark Electronics, Inc.	12,590	375,812
Integrated Device Technology, Inc. (a)	8,679	265,230
Jabil Circuit, Inc.	24,950	716,814
OSI Systems, Inc. (a)	4,574	298,545
Sanmina Corp.	16,985	444,158
TTM Technologies, Inc. (a)	21,015	321,319

		$2,852,677

Energy – Independent – 2.5%
Arch Coal, Inc., “A”	6,706	$616,147
Delek U.S. Holdings, Inc.	25,539	1,039,437
Energen Corp. (a)	1,001	62,923
Par Pacific Holdings, Inc. (a)	20,817	357,428
PBF Energy, Inc., “A”	13,941	472,600

		$2,548,535

Engineering – Construction – 1.6%
KBR, Inc.	78,381	$1,268,988
Matrix Service Co. (a)	30,111	412,521

		$1,681,509

Entertainment – 0.3%
Madison Square Garden Co., “A” (a)	1,072	$263,498

Food & Beverages – 3.0%
Cal-Maine Foods, Inc. (a)	30,534	$1,334,336
Dean Foods Co.	26,565	228,990
Hostess Brands, Inc. (a)	23,767	351,514
Sanderson Farms, Inc.	3,531	420,260
SpartanNash Co.	15,346	264,105
TreeHouse Foods, Inc. (a)	13,076	500,419

		$3,099,624

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Forest & Paper Products – 1.2%
Boise Cascade Corp.	14,164	$546,730
Verso Corp., “A” (a)	38,531	648,862

		$1,195,592

Gaming & Lodging – 0.5%
Caesars Entertainment Corp.	41,390	$465,638

Health Maintenance Organizations – 0.6%
Molina Healthcare, Inc. (a)	8,027	$651,632

Insurance – 2.8%
American Equity Investment Life Holding Co.	33,691	$989,168
Essent Group Ltd. (a)	16,465	700,750
Hanover Insurance Group, Inc.	1,003	118,244
Heritage Insurance Holdings, Inc.	31,285	474,281
Universal Insurance Holdings, Inc.	19,770	630,663

		$2,913,106

Internet – 2.4%
Blucora, Inc. (a)	31,992	$787,003
LogMeIn, Inc.	10,627	1,227,950
Web.Com Group, Inc. (a)	23,937	433,260

		$2,448,213

Machinery & Tools – 8.1%
ACCO Brands Corp.	37,897	$475,607
Greenbrier Cos., Inc.	10,784	541,896
Herman Miller, Inc.	23,794	760,218
IPG Photonics Corp. (a)	4,249	991,632
ITT, Inc.	22,847	1,119,046
Knoll, Inc.	20,089	405,597
Park-Ohio Holdings Corp.	12,920	501,942
Regal Beloit Corp.	15,260	1,119,321
SPX FLOW, Inc. (a)	29,886	1,470,092
Steelcase, Inc., “A”	11,856	161,242
Titan Machinery, Inc. (a)	27,614	650,586
Wabash National Corp.	6,004	124,943

		$8,322,122

Medical & Health Technology & Services – 0.2%
Premier, Inc., “A” (a)	7,826	$245,032

Medical Equipment – 5.7%
Analogic Corp.	6,523	$625,556
AngioDynamics, Inc. (a)	30,456	525,366
Biotelemetry, Inc. (a)	24,432	758,614
CONMED Corp.	13,475	853,372
Halyard Health, Inc. (a)	20,270	934,042
Integer Holdings Corp. (a)	17,030	963,047
Integra LifeSciences Holdings Corp. (a)	12,139	671,772
NuVasive, Inc. (a)	9,064	473,231

		$5,805,000

Metals & Mining – 0.3%
Ryerson Holding Corp. (a)	21,216	$172,910
Schnitzer Steel Industries, Inc., “A”	2,734	88,445

		$261,355

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 0.2%
Southwest Gas Holdings, Inc.	2,823	$190,919

Oil Services – 0.5%
Exterran Holdings, Inc. (a)	18,441	$492,375

Other Banks & Diversified Financials – 12.9%
BancFirst Corp.	6,133	$325,662
Bank of N.T. Butterfield & Son Ltd.	15,825	710,226
CAI International, Inc. (a)	21,835	464,212
Cathay General Bancorp, Inc.	34,027	1,360,399
East West Bancorp, Inc.	24,535	1,534,419
Enova International, Inc. (a)	37,954	836,886
First Interstate BancSystem, Inc.	28,726	1,136,113
Glacier Bancorp, Inc.	3,395	130,300
Hanmi Financial Corp.	9,213	283,300
PennyMac Financial Services, Inc., “A “ (a)	23,786	538,753
Popular, Inc.	13,308	553,879
Preferred Bank	20,834	1,337,543
Regional Management Corp. (a)	25,196	802,241
Triton International Ltd. of Bermuda	18,102	553,921
Western Alliance Bancorp. (a)	13,567	788,378
Wintrust Financial Corp.	18,331	1,577,383
World Acceptance Corp. (a)	2,145	225,869

		$13,159,484

Pharmaceuticals – 2.5%
Catalent, Inc.	6,412	$263,277
Depomed, Inc. (a)	81,498	537,072
Endo International PLC (a)	75,313	447,359
Horizon Pharma PLC (a)	46,639	662,274
Impax Laboratories, Inc. (a)	2,559	49,773
Lannett Co., Inc. (a)	7,228	116,009
United Therapeutics Corp. (a)	4,703	528,429

		$2,604,193

Pollution Control – 0.0%
Advanced Disposal Services, Inc. (a)	2,120	$47,234

Printing & Publishing – 1.3%
Gannett Co., Inc.	58,726	$586,085
LSC Communications, Inc.	3,123	54,496
Quad/Graphics, Inc.	25,702	651,546

		$1,292,127

Railroad & Shipping – 0.1%
Gaslog Ltd.	3,785	$62,263

Real Estate – 8.4%
Ashford Hospitality Trust, REIT	84,528	$546,051
Brixmor Property Group Inc., REIT	85,189	1,299,132
Gramercy Property Trust, REIT	34,400	747,512
Hospitality Properties Trust, REIT	13,983	354,329
Medical Properties Trust, Inc., REIT	99,472	1,293,136
Preferred Apartment Communities, Inc., “A”, REIT	25,873	367,138
Ramco-Gershenson Properties Trust, REIT	22,400	276,864
RE/MAX Holdings, Inc., “A”	22,476	1,358,674
RLJ Lodging Trust, REIT	15,894	308,979

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
STAG Industrial, Inc., REIT	9,525	$227,838
Store Capital Corp., REIT	53,042	1,316,502
Xenia Hotels & Resorts Inc., REIT	25,882	510,393

		$8,606,548

Restaurants – 2.9%
BJ’s Restaurants, Inc.	4,641	$208,381
Bloomin Brands, Inc.	32,229	782,520
Brinker International, Inc.	20,541	741,530
Dave & Buster’s, Inc. (a)	29,685	1,239,052

		$2,971,483

Specialty Chemicals – 1.8%
Kronos Worldwide, Inc.	25,422	$574,537
Renewable Energy Group, Inc. (a)	18,383	235,302
Univar, Inc. (a)	38,226	1,060,772

		$1,870,611

Specialty Stores – 3.6%
Express, Inc. (a)	37,622	$269,374
Michaels Co., Inc. (a)	63,615	1,253,852
Party City Holdco, Inc. (a)	17,944	279,926
Sally Beauty Holdings, Inc. (a)	13,003	213,899
Urban Outfitters, Inc. (a)	38,141	1,409,691
Zumiez, Inc. (a)	12,826	306,541

		$3,733,283

Telecommunications – Wireless – 0.5%
Telephone and Data Systems, Inc.	18,977	$531,925

Trucking – 0.4%
Forward Air Corp.	7,034	$371,817
Werner Enterprises, Inc.	1,848	67,452

		$439,269

Issuer			Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 3.3%
Atlantica Yield PLC			35,603	$697,107
NRG Energy, Inc.			41,310	1,261,194
NRG Yield, Inc., “A”			19,342	317,982
PNM Resources, Inc.			16,890	646,043
Spark Energy, Inc., “A”			34,363	407,200

				$3,329,526

Total Common Stocks				$100,921,732

	Strike Price	First Exercise
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)(u)	$10.75	11/06/14	318	$3

INVESTMENT COMPANIES (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.71% (v)			1,243,187	$1,243,062

COLLATERAL FOR SECURITIES LOANED – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)			292,226	$292,226

OTHER ASSETS, LESS LIABILITIES – (0.2)%				(250,115)

Net Assets – 100.0%				$102,206,908

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,243,062 and $101,213,961, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$99,452,136	$—	$3	$99,452,139
Bermuda	710,226	—	—	710,226
United Kingdom	697,107	—	—	697,107
Monaco	62,263	—	—	62,263
Mutual Funds	1,535,288	—	—	1,535,288
Total	$102,457,020	$—	$3	$102,457,023

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/17	$3
Change in unrealized appreciation (depreciation)	—
Balance as of 3/31/18	$3

The net change in unrealized appreciation (depreciation) from investments held as level 3 at March 31, 2018 is $0. At March 31, 2018, the fund held one level 3 security.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		844,615	5,347,865	(4,949,293)	1,243,187

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$69	$30	$—	$2,914	$1,243,062

5

Quarterly Report

March 31, 2018

MFS® Conservative Allocation Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 62.4%
MFS Global Governments Portfolio – Initial Class (a)	3,962,792	$42,877,411
MFS Government Securities Portfolio – Initial Class	4,381,380	53,628,096
MFS High Yield Portfolio – Initial Class	4,694,428	26,664,354
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	4,886,210	53,748,305
MFS Limited Maturity Portfolio – Initial Class	6,315,175	64,162,173
MFS Total Return Bond Series – Initial Class	7,008,271	91,177,609

		$332,257,948

International Stock Funds – 8.0%
MFS International Growth Portfolio – Initial Class	692,412	$10,600,824
MFS International Value Portfolio – Initial Class	382,682	10,703,607
MFS Research International Portfolio – Initial Class	1,257,534	21,252,330

		$42,556,761

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio – Initial Class	783,929	$10,739,825

U.S. Stock Funds – 27.3%
MFS Growth Series – Initial Class	598,906	$30,843,649
MFS Mid Cap Growth Series – Initial Class	2,096,425	21,027,145
MFS Mid Cap Value Portfolio – Initial Class	2,376,681	21,009,864
MFS New Discovery Series – Initial Class	249,993	5,234,856
MFS New Discovery Value Portfolio – Initial Class	490,839	5,256,885
MFS Research Series – Initial Class	1,050,540	31,148,497
MFS Value Series – Initial Class	1,536,254	31,139,878

		$145,660,774

Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,626,584	$1,626,421

Total Investment Companies		$532,841,729

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(44,512)

Net Assets – 100.0%		$532,797,217

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $532,841,729 and $0, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$474,310,287	$58,531,442	$—	$532,841,729

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $58,531,441 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Governments Portfolio	4,199,849	879	(237,936)	3,962,792
MFS Global Real Estate Portfolio	776,900	10,331	(3,302)	783,929
MFS Government Securities Portfolio	4,473,015	23,019	(114,654)	4,381,380
MFS Growth Series	675,751	—	(76,845)	598,906
MFS High Yield Portfolio	4,796,242	7,862	(109,676)	4,694,428
MFS Inflation-Adjusted Bond Portfolio	5,136,227	207	(250,224)	4,886,210
MFS Institutional Money Market Portfolio	1,624,261	414,086	(411,763)	1,626,584
MFS International Growth Portfolio	716,142	2,122	(25,852)	692,412
MFS International Value Portfolio	392,455	1,112	(10,885)	382,682
MFS Limited Maturity Portfolio	6,520,227	17,471	(222,523)	6,315,175
MFS Mid Cap Growth Series	2,318,834	2,283	(224,692)	2,096,425
MFS Mid Cap Value Portfolio	2,446,894	5,137	(75,350)	2,376,681
MFS New Discovery Series	274,606	473	(25,086)	249,993
MFS New Discovery Value Portfolio	496,034	2,919	(8,114)	490,839
MFS Research International Portfolio	1,301,754	3,079	(47,299)	1,257,534
MFS Research Series	1,120,543	1,279	(71,282)	1,050,540
MFS Total Return Bond Series	7,126,269	32,372	(150,370)	7,008,271
MFS Value Series	1,581,540	4,622	(49,908)	1,536,254

3

Supplemental Information (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(95,280)	$1,163,579	$—	$—	$42,877,411
MFS Global Real Estate Portfolio	(516)	(442,108)	—	—	10,739,825
MFS Government Securities Portfolio	(151,710)	(525,489)	—	—	53,628,096
MFS Growth Series	2,052,062	(199,690)	—	—	30,843,649
MFS High Yield Portfolio	(43,050)	(386,375)	—	—	26,664,354
MFS Inflation-Adjusted Bond Portfolio	73,925	870,449	—	—	53,748,305
MFS Institutional Money Market Portfolio	(41)	26	—	5,985	1,626,421
MFS International Growth Portfolio	108,673	(228,853)	—	—	10,600,824
MFS International Value Portfolio	122,615	(220,113)	—	—	10,703,607
MFS Limited Maturity Portfolio	(19,385)	(112,795)	—	—	64,162,173
MFS Mid Cap Growth Series	831,542	393,474	—	—	21,027,145
MFS Mid Cap Value Portfolio	70,267	(458,505)	—	—	21,009,864
MFS New Discovery Series	108,381	126,971	—	—	5,234,856
MFS New Discovery Value Portfolio	10,510	(215,763)	—	—	5,256,885
MFS Research International Portfolio	205,822	(361,883)	—	—	21,252,330
MFS Research Series	656,576	(403,848)	—	—	31,148,497
MFS Total Return Bond Series	(117,840)	(1,387,738)	—	—	91,177,609
MFS Value Series	364,286	(1,316,013)	—	—	31,139,878

	$4,176,837	$(3,704,676)	$—	$5,985	$532,841,729

4

Quarterly Report

March 31, 2018

MFS® Global Real Estate Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 96.8%
Business Services – 0.8%
Equinix, Inc., REIT	3,196	$1,336,375

Other Banks & Diversified Financials – 0.5%
Prologis Property Mexico S.A. de C.V., REIT	459,894	$879,313

Real Estate – 94.6%
Advance Residence Investment Corp., REIT	1,605	$4,149,575
Alexandria Real Estate Equities, Inc., REIT	33,917	4,235,895
American Homes 4 Rent, “A”, REIT	143,193	2,875,315
Ascendas India Trust, REIT	4,294,000	3,307,737
Atrium European Real Estate Ltd.	676,610	3,330,138
AvalonBay Communities, Inc., REIT	25,809	4,244,548
Big Yellow Group PLC, REIT	289,152	3,460,454
Boardwalk, REIT	121,024	4,158,600
Boston Properties, Inc., REIT	14,039	1,729,886
Brixmor Property Group Inc., REIT	315,882	4,817,201
Derwent London PLC, REIT	91,914	4,000,197
Entra ASA	167,859	2,290,054
Equity Lifestyle Properties, Inc., REIT	44,385	3,895,671
Fortune REIT	1,517,000	1,843,053
Gateway Lifestyle Group Stapled Security	3,087,435	4,714,801
Grainger PLC	354,333	1,436,704
Gramercy Property Trust, REIT	148,883	3,235,228
Grand City Properties S.A.	142,790	3,412,015
Hang Lung Properties Ltd.	1,968,944	4,620,216
Japan Logistics Fund, Inc., REIT	1,373	2,819,421
Kenedix Office Investment Corp., REIT	533	3,270,984
LEG Immobilien AG	24,957	2,804,899
Life Storage, Inc., REIT	46,405	3,875,746
Link REIT	623,264	5,345,340
LondonMetric Property PLC, REIT	1,059,047	2,647,774
Mapletree Logistics Trust, REIT	2,913,623	2,743,830
Medical Properties Trust, Inc., REIT	359,572	4,674,436

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	47,586	$4,341,747
Mitsui Fudosan Co. Ltd.	262,475	6,367,926
National Storage, REIT	3,594,362	4,345,250
Public Storage, Inc., REIT	37,287	7,471,942
Ramco-Gershenson Properties Trust, REIT	237,623	2,937,020
Rexford Industrial Realty, Inc., REIT	50,962	1,467,196
Shaftesbury PLC, REIT	195,889	2,698,854
Simon Property Group, Inc., REIT	61,187	9,444,213
STAG Industrial, Inc., REIT	128,246	3,067,644
Starwood Property Trust, Inc., REIT	140,990	2,953,741
Store Capital Corp., REIT	127,476	3,163,954
Sun Communities, Inc., REIT	51,921	4,744,022
Unibail-Rodamco, REIT	28,555	6,522,904
Urban Edge Properties, REIT	113,794	2,429,502
Warehouses De Pauw, REIT	16,326	2,028,920
Washington Prime Group, Inc., REIT	555,895	3,707,820
Welltower, Inc., REIT	88,934	4,840,678
Weyerhaeuser Co., REIT	38,192	1,336,720

		$167,809,771

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	10,835	$1,574,759

Total Common Stocks		$171,600,218

INVESTMENT COMPANIES (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 1.71% (v)	5,182,221	$5,181,703

OTHER ASSETS, LESS LIABILITIES – 0.3%		614,424

Net Assets – 100.0%		$177,396,345

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,181,703 and $171,600,218, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$88,401,258	$—	$—	$88,401,258
Japan	16,607,906	—	—	16,607,906
United Kingdom	14,243,983	—	—	14,243,983
Hong Kong	—	11,808,608	—	11,808,608
Australia	—	9,060,052	—	9,060,052
France	6,522,904	—	—	6,522,904
Germany	6,216,914	—	—	6,216,914
Singapore	3,307,737	2,743,830	—	6,051,567
Canada	4,158,600	—	—	4,158,600
Other Countries	6,238,372	2,290,054	—	8,528,426
Mutual Funds	5,181,703	—	—	5,181,703
Total	$150,879,377	$25,902,544	$—	$176,781,921

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $25,902,544 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,216,914 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,208,889	10,138,943	(6,165,611)	5,182,221

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(374)	$516	$—	$8,215	$5,181,703

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:

United States	53.2%
Japan	9.3%
United Kingdom	8.0%
Hong Kong	6.7%
Australia	5.1%
France	3.7%
Germany	3.5%
Singapore	3.4%
Canada	2.3%
Other Countries	4.8%

3

Quarterly Report

March 31, 2018

MFS® Growth Allocation Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 22.2%
MFS Emerging Markets Equity Portfolio – Initial Class	225,444	$3,983,604
MFS Global Governments Portfolio – Initial Class (a)	1,491,656	16,139,722
MFS High Yield Portfolio – Initial Class	3,519,568	19,991,146
MFS Inflation-Adjusted Bond Portfolio – Initial Class	1,839,793	20,237,723
MFS Limited Maturity Portfolio – Initial Class	790,315	8,029,605
MFS Total Return Bond Series – Initial Class	1,547,364	20,131,205

		$88,513,005

International Stock Funds – 19.1%
MFS International Growth Portfolio – Initial Class	1,307,126	$20,012,103
MFS International Value Portfolio – Initial Class	722,289	20,202,423
MFS Research International Portfolio – Initial Class	2,133,404	36,054,527

		$76,269,053

Specialty Funds – 5.1%
MFS Global Real Estate Portfolio – Initial Class	1,484,201	$20,333,547

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – 53.5%
MFS Growth Series – Initial Class	837,652	$43,139,094
MFS Mid Cap Growth Series – Initial Class	3,581,829	35,925,744
MFS Mid Cap Value Portfolio – Initial Class (a)	4,063,951	35,925,328
MFS New Discovery Series – Initial Class	379,688	7,950,657
MFS New Discovery Value Portfolio – Initial Class	745,653	7,985,941
MFS Research Series – Initial Class	1,331,934	39,491,831
MFS Value Series – Initial Class	2,130,643	43,188,124

		$213,606,719

Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.71% (v)	262,838	$262,812

Total Investment Companies		$398,985,136

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(33,757)

Net Assets – 100.0%		$398,951,379

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $398,985,136 and $0, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests. Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$290,448,275	$108,536,861	$—	$398,985,136

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $108,536,861 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	244,952	732	(20,240)	225,444
MFS Global Governments Portfolio	1,594,242	14	(102,600)	1,491,656
MFS Global Real Estate Portfolio	1,475,141	41,047	(31,987)	1,484,201
MFS Growth Series	941,343	—	(103,691)	837,652
MFS High Yield Portfolio	3,643,033	14,846	(138,311)	3,519,568
MFS Inflation-Adjusted Bond Portfolio	1,949,655	1,488	(111,350)	1,839,793
MFS Institutional Money Market Portfolio	263,952	263,905	(265,019)	262,838
MFS International Growth Portfolio	1,359,489	22	(52,385)	1,307,126
MFS International Value Portfolio	744,930	2,807	(25,448)	722,289
MFS Limited Maturity Portfolio	825,077	772	(35,534)	790,315
MFS Mid Cap Growth Series	3,965,067	—	(383,238)	3,581,829
MFS Mid Cap Value Portfolio	4,184,248	4,884	(125,181)	4,063,951
MFS New Discovery Series	417,359	—	(37,671)	379,688
MFS New Discovery Value Portfolio	753,947	8,730	(17,024)	745,653
MFS Research International Portfolio	2,224,083	2,878	(93,557)	2,133,404
MFS Research Series	1,419,152	17	(87,235)	1,331,934
MFS Total Return Bond Series	1,589,342	11,040	(53,018)	1,547,364
MFS Value Series	2,203,345	7,239	(79,941)	2,130,643

3

Supplemental Information (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$82,146	$41,866	$—	$—	$3,983,604
MFS Global Governments Portfolio	(42,799)	445,286	—	—	16,139,722
MFS Global Real Estate Portfolio	85	(828,801)	—	—	20,333,547
MFS Growth Series	2,521,224	16,077	—	—	43,139,094
MFS High Yield Portfolio	(53,298)	(269,919)	—	—	19,991,146
MFS Inflation-Adjusted Bond Portfolio	35,789	320,392	—	—	20,237,723
MFS Institutional Money Market Portfolio	(25)	9	—	963	262,812
MFS International Growth Portfolio	200,409	(429,055)	—	—	20,012,103
MFS International Value Portfolio	272,330	(459,673)	—	—	20,202,423
MFS Limited Maturity Portfolio	(2,444)	(14,006)	—	—	8,029,605
MFS Mid Cap Growth Series	1,161,408	914,132	—	—	35,925,744
MFS Mid Cap Value Portfolio	84,690	(755,636)	—	—	35,925,328
MFS New Discovery Series	159,064	193,129	—	—	7,950,657
MFS New Discovery Value Portfolio	10,133	(321,610)	—	—	7,985,941
MFS Research International Portfolio	399,121	(665,499)	—	—	36,054,527
MFS Research Series	596,302	(291,658)	—	—	39,491,831
MFS Total Return Bond Series	(48,709)	(285,047)	—	—	20,131,205
MFS Value Series	503,238	(1,822,724)	—	—	43,188,124

	$5,878,664	$(4,212,737)	$—	$963	$398,985,136

4

Quarterly Report

March 31, 2018

MFS® Inflation-Adjusted Bond Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 97.1%
Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021		$1,151,000	$1,141,792

International Market Sovereign – 55.1%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	2,085,870	$1,861,769
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027	AUD	1,216,320	936,918
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030	AUD	825,720	759,804
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	601,315	539,520
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040	AUD	1,049,100	842,190
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	401,735	582,992
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	1,049,902	1,086,199
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	908,139	1,040,100
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	895,300	1,002,095
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	960,548	984,503
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	797,650	763,914
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	961,587	889,152
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	813,126,600	8,083,505
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	4,616,655	3,471,702
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,578,000	1,301,473
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	621,420	487,813
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,306,420	1,124,926
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	4,571,460	5,869,468
Kingdom of Spain, Inflation Linked Bond, 0.3%, 11/30/2021	EUR	1,826,532	2,408,036
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	7,684,664	10,321,441
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	3,561,011	4,927,966
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/2020	SEK	13,161,512	1,858,299
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,184,334	1,501,565
Republic of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	2,475,920	3,365,640

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Republic of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	1,320,612	$1,825,205
Republic of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	1,954,435	2,845,977
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	824,464	1,116,744
Republic of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	732,079	1,338,488
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	563,181	1,081,775
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,297,390	4,531,795
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	3,127,275	4,516,344
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	6,779,941	9,733,050
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	4,136,797	6,340,763
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028	EUR	2,786,190	3,693,957
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	304,023	397,824
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	424,477	654,254
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041	EUR	1,102,250	1,738,002
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	2,149,000	4,126,607
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,000,000	1,966,429
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,000,000	1,844,837
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,177,353	2,466,119
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	1,682,124	3,416,508
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	1,666,556	3,955,407
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,538,974	5,908,949
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,668,617	6,062,262
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	1,936,061	4,646,490
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	1,668,342	3,702,652
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,584,947	3,617,930
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	1,811,086	4,865,752
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	1,839,599	4,923,256

1

POrtfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,591,067	$4,173,467
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	1,808,390	6,372,819
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056	GBP	208,446	570,579
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,413,320	3,971,742
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	1,725,523	5,625,785
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	747,328	2,429,914
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,503,630	5,157,844

			$175,630,516

Major Banks – 0.7%
JPMorgan Chase & Co., 2.295%, 8/15/2021		$902,000	$876,827
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020		1,368,000	1,353,082

			$2,229,909

U.S. Treasury Inflation Protected Securities – 40.9%
U.S. Treasury Bonds, 0.125%, 4/15/2020 (f)		$11,644,600	$11,596,514
U.S. Treasury Bonds, 1.125%, 1/15/2021		3,793,021	3,878,548
U.S. Treasury Bonds, 0.375%, 7/15/2023		4,611,511	4,593,830
U.S. Treasury Bonds, 0.625%, 1/15/2024 (f)		7,683,711	7,719,335
U.S. Treasury Bonds, 0.125%, 7/15/2024		7,633,050	7,451,861
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,737,350	6,583,686
U.S. Treasury Bonds, 2.375%, 1/15/2025		4,830,619	5,405,335
U.S. Treasury Bonds, 0.375%, 7/15/2025		6,782,425	6,691,036
U.S. Treasury Bonds, 0.625%, 1/15/2026		417,328	416,893
U.S. Treasury Bonds, 2%, 1/15/2026		2,908,991	3,209,491
U.S. Treasury Bonds, 0.375%, 1/15/2027		1,924,256	1,873,440
U.S. Treasury Bonds, 2.375%, 1/15/2027		2,572,904	2,945,038
U.S. Treasury Bonds, 1.75%, 1/15/2028		3,370,124	3,701,279

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 3.625%, 4/15/2028	$2,547,397	$3,262,464
U.S. Treasury Bonds, 2.5%, 1/15/2029	1,778,176	2,103,973
U.S. Treasury Bonds, 3.875%, 4/15/2029	3,836,352	5,100,422
U.S. Treasury Bonds, 3.375%, 4/15/2032	339,384	456,186
U.S. Treasury Bonds, 2.125%, 2/15/2040	1,774,363	2,235,256
U.S. Treasury Bonds, 2.125%, 2/15/2041	3,245,530	4,112,314
U.S. Treasury Bonds, 0.75%, 2/15/2042	2,465,206	2,395,262
U.S. Treasury Bonds, 0.625%, 2/15/2043	2,895,128	2,722,807
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,293,215	3,653,552
U.S. Treasury Bonds, 0.75%, 2/15/2045	3,300,403	3,174,143
U.S. Treasury Bonds, 1%, 2/15/2046	3,100,068	3,167,015
U.S. Treasury Bonds, 0.875%, 2/15/2047	667,537	660,910
U.S. Treasury Notes, 1.375%, 1/15/2020	996,222	1,017,436
U.S. Treasury Notes, 1.25%, 7/15/2020	3,520,453	3,613,290
U.S. Treasury Notes, 0.125%, 4/15/2021	4,653,565	4,612,350
U.S. Treasury Notes, 0.625%, 7/15/2021	5,381,909	5,445,227
U.S. Treasury Notes, 0.125%, 1/15/2022	4,979,234	4,924,177
U.S. Treasury Notes, 0.125%, 7/15/2022	2,014,819	1,993,711
U.S. Treasury Notes, 0.125%, 1/15/2023	4,981,258	4,895,637
U.S. Treasury Notes, 0.125%, 7/15/2026	4,889,792	4,694,847

		$130,307,265

Total Bonds		$309,309,482

INVESTMENT COMPANIES (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 1.71% (v)	10,684,428	$10,683,359

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(1,564,149)

Net Assets – 100.0%		$318,428,692

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,683,359 and $309,309,482, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

POrtfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 3/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	133,881	USD	7,238	JPMorgan Chase Bank N.A.	5/25/2018	$66
USD	397,087	DKK	2,386,894	Barclays Bank PLC	4/30/2018	2,381
USD	96,746	AUD	125,000	Brown Brothers Harriman	5/25/2018	733
USD	925,552	GBP	653,000	Brown Brothers Harriman	5/25/2018	7,498
USD	2,059,912	AUD	2,662,460	Deutsche Bank AG	5/25/2018	14,875
USD	1,622,916	EUR	1,299,935	Deutsche Bank AG	5/25/2018	17,590
USD	123,396	JPY	13,000,000	Deutsche Bank AG	5/25/2018	829
USD	3,558,127	NZD	4,900,974	Deutsche Bank AG	5/25/2018	16,841
USD	5,206,947	SEK	42,415,010	Deutsche Bank AG	5/25/2018	108,538
USD	549,072	NZD	753,000	Goldman Sachs International	5/25/2018	4,978
USD	955,220	AUD	1,236,579	Merrill Lynch International	5/25/2018	5,403
USD	1,375,973	NZD	1,885,741	Morgan Stanley Capital Services, Inc.	5/25/2018	13,397
USD	309,877	EUR	250,000	State Street Bank Corp.	5/25/2018	1,145

						$194,274

Liability Derivatives
CAD	3,311,677	USD	2,578,208	Deutsche Bank AG	5/25/2018	$(5,236)
CAD	3,236,000	USD	2,522,786	Goldman Sachs International	6/8/2018	(7,989)
EUR	4,503,102	USD	5,592,542	JPMorgan Chase Bank N.A.	5/25/2018	(31,536)
GBP	1,131,757	USD	1,614,341	Brown Brothers Harriman	5/25/2018	(23,202)
GBP	11,075,066	USD	15,790,252	Deutsche Bank AG	5/25/2018	(219,802)
JPY	535,162,014	USD	5,097,072	Deutsche Bank AG	5/25/2018	(51,419)
USD	4,606,989	CAD	5,945,136	Merrill Lynch International	5/25/2018	(12,019)

						$(351,203)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	18	$3,531,072	June - 2018	$(53,200)

At March 31, 2018, the fund had cash collateral of $100,000 and liquid securities with an aggregate value of $129,459 to cover any collateral or margin obligations for certian derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$130,307,265	$—	$130,307,265
Non-U.S. Sovereign Debt	—	175,630,516	—	175,630,516
U.S. Corporate Bonds	—	2,018,619	—	2,018,619
Foreign Bonds	—	1,353,082	—	1,353,082
Mutual Funds	10,683,359	—	—	10,683,359
Total	$10,683,359	$309,309,482	$—	$319,992,841

Other Financial Instruments
Futures Contracts – Liabilities	$(53,200)	$—	$—	$(53,200)
Forward Foreign Currency Exchange Contracts – Assets	—	194,274	—	194,274
Forward Foreign Currency Exchange Contracts – Liabilities	—	(351,203)	—	(351,203)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		18,951,029	27,516,895	(35,783,496)	10,684,428

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,860)	$1,758	$—	$58,474	$10,683,359

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:

United States	45.4%
United Kingdom	25.1%
Italy	9.9%
Spain	7.4%
France	3.7%
Japan	3.0%
Canada	1.8%
New Zealand	1.7%
Australia	1.6%
Other Countries	0.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

Quarterly Report

March 31, 2018

MFS® Limited Maturity Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 97.9%
Asset-Backed & Securitized – 28.2%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.271% (LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$1,735,000	$1,733,263
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.871% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	2,276,000	2,279,364
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.344% (LIBOR-3mo. + 1.6%), 7/20/2026 (n)	1,715,000	1,713,378
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	545,000	545,538
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	50,226	50,213
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,828,827
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.231% (LIBOR-3mo. + 1.5%), 10/17/2024 (n)	2,162,000	2,159,955
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	555,350	554,211
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.171% (LIBOR-3mo. + 1.45%), 7/16/2025 (n)	2,575,000	2,572,554
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.244% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	1,735,000	1,733,386
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.095% (LIBOR-3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,733,726
Babson CLO Ltd., 2013-IIA, “A2R”, FLR, 3.284% (LIBOR-3mo. + 1.55%), 1/18/2025 (n)	1,488,327	1,486,770
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.231% (LIBOR-3mo. + 1.5%), 10/17/2026 (n)	2,609,000	2,606,532
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.984% (LIBOR-3mo. + 2.25%), 1/18/2025 (n)	1,488,327	1,485,361
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.444% (LIBOR-3mo. + 1.7%), 10/20/2026 (n)	1,724,000	1,722,533
Ballyrock Ltd., 2014-1A, “BR”, FLR, 3.844% (LIBOR-3mo. + 2.1%), 10/20/2026 (n)	730,000	726,446
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.326% (LIBOR-1mo. + 1.55%), 1/15/2033 (z)	1,605,087	1,605,035
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	2,456,134	2,462,558
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,090,000	2,054,035
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.325%, 5/10/2050 (i)	17,684,290	1,535,527

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	$1,060,053	$1,058,815
Cent CLO LP, 2014-21A, “BR”, FLR, 4.16% (LIBOR-3mo. + 2.4%), 7/27/2026 (n)	1,439,531	1,437,275
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.926% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	931,264	934,613
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,187,989
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	531,559
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	860,474
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	438,000	430,706
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	189,705	189,636
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	2,518,811	2,452,829
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.026% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	2,480,983	2,500,361
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	2,062,000	2,045,615
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,328,639
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	921,464	921,282
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	2,525,000	2,503,760
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,564,564
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	681,715
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	868,000	856,349
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	846,000	843,660
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.271% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)	1,064,000	1,063,018
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.871% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	1,364,684	1,372,435
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	2,017,000	2,013,543
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,461,000	1,456,686
Eaton Vance CLO Ltd., 2014-1A, “BR”, FLR, 3.321% (LIBOR-3mo. + 1.6%), 7/15/2026 (n)	1,284,737	1,283,617

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.971% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	$2,569,474	$2,565,006
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	895,962	891,549
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	16,716	16,715
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	755,281	753,095
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	395,680	394,396
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,900,000	1,886,364
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	516,593	516,901
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,100,037
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,515,000	3,494,391
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,711,985
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	2,890,000	2,980,247
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.05%, 5/10/2050 (i)	15,873,760	1,231,037
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.14%, 8/10/2050 (i)	15,838,638	1,283,749
HarbourView CLO VII Ltd., “B1R”, FLR, 3.522% (LIBOR-3mo. + 1.65%), 11/18/2026 (n)	2,716,743	2,714,219
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 4.252% (LIBOR-3mo. + 2.38%), 11/18/2026 (n)	1,759,743	1,757,594
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,007,229	1,007,246
Invitation Homes Trust, 2017-SFR2, “A”, FLR, 2.658% (LIBOR-1mo. + 1.00%), 12/17/2036 (n)	2,797,162	2,817,727
Invitation Homes Trust, 2018-SFR1, “B”, 2.758% (LIBOR-1mo. + 0.95%) 3/17/2037 (n)	1,366,000	1,376,271
JPMorgan Chase Commercial Mortgage Securities Corp., 1.091%, 9/15/2050 (i)	33,009,825	2,380,830
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	2,755,372	2,859,680
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.251% (LIBOR-3mo. + 1.53%), 10/15/2027 (n)	1,619,932	1,619,912
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.794% (LIBOR-3mo. + 2.05%), 7/20/2026 (n)	2,418,000	2,413,860
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.977% (LIBOR-3mo. + 1.20%) 1/18/2028 (n)	3,559,000	3,558,975

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.834% (LIBOR-3mo. + 2.1%), 1/18/2027 (n)	$1,204,000	$1,210,288
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.445%, 5/15/2050 (i)	17,510,638	1,507,064
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.457%, 6/15/2050 (i)	7,882,899	719,074
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.534% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,465,160
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (z)	1,392,000	1,391,997
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.471% (LIBOR-1mo. + 0.6%), 6/25/2065 (n)	254,604	254,912
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 4/20/2027 (z)	2,056,577	2,056,577
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,366,693
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,030,699
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.294% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,752,000	1,758,693
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	95,614	95,556
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,053,581
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	269,730	269,223
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,980,000	1,963,518
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.389% (LIBOR-1mo. + 0.65%), 11/10/2020 (n)	1,420,000	1,421,008
Oscar U.S. Funding Trust, 2018-1A, “A2B”, FLR, 2.418% (LIBOR-1mo. + 0.49%), 4/12/2021 (z)	1,750,000	1,750,077
PFS Financing Corp., 2017-C, “A”, FLR, 2.246% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	908,000	910,270
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,790,000	1,781,125
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,104,648
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,288,000	1,275,925
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.821% (LIBOR-3mo. + 2.1%), 1/13/2025 (n)	880,000	881,539
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	573,134	568,625
Silver Spring CLO Ltd., FLR, 4.471% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	1,393,000	1,392,292

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	$3,150,000	$3,143,111
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 2.946% (LIBOR-1mo. + 1.17%), 1/17/2035 (z)	2,055,201	2,066,214
Student Loan Consolidation Center, “A”, FLR, 3.091% (LIBOR-1mo. + 1.22%), 10/25/2027 (n)	581,993	590,146
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.944% (LIBOR-3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,743,718
TICP CLO Ltd., FLR, 3.994% (LIBOR-3mo. + 2.25%), 1/20/2027 (n)	1,528,000	1,536,882
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,708,628	1,673,879
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	12,078,020	838,655
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,209,754
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	750,587	747,733
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.276% (LIBOR-1mo. + 0.50%), 11/15/2022 (n)	1,354,000	1,360,981
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,720,000	1,709,814
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	3,123,910	3,229,555
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	3,012,000	2,981,431

		$157,500,555

Automotive – 2.8%
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	$2,220,000	$2,204,889
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,513,863
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	1,723,000	1,677,542
General Motors Financial Co., Inc., 2.65%, 4/13/2020	2,643,000	2,610,685
General Motors Financial Co., Inc., 3.15%, 6/30/2022	1,207,000	1,181,176
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,814,742
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,499,173
Toyota Motor Credit Corp., FLR, 2.121% (LIBOR-3mo. + 0.39%), 1/17/2019	3,370,000	3,376,651

		$15,878,721

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,133,721

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$1,518,000	$1,477,245
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,516,000	2,495,857

		$3,973,102

Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,780,000	$1,767,401

Cable TV – 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$3,475,000	$3,568,712

Chemicals – 0.9%
Dow Chemical Co., 8.55%, 5/15/2019	$1,570,000	$1,666,320
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	2,145,000	2,115,094
LyondellBasell Industries N.V., 5%, 4/15/2019	1,267,000	1,286,196

		$5,067,610

Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,667,395

Conglomerates – 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$783,000	$770,073

Consumer Products – 1.2%
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	$2,480,000	$2,476,762
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	4,352,000	4,176,814

		$6,653,576

Consumer Services – 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$2,521,000	$2,436,816

Electrical Equipment – 0.4%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$2,430,000	$2,408,795

Electronics – 0.2%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$971,000	$968,517

Emerging Market Quasi-Sovereign – 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,019,473
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	2,429,000	2,425,396

		$4,444,869

Energy – Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,362,928
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,605,991

		$3,968,919

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,188,779

Financial Institutions – 0.5%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,947,113

Food & Beverages – 2.1%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,397,881
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,507,776
Mondelez International, Inc., FLR, 2.37% (LIBOR-3mo. + 0.61%), 10/28/2019 (n)	3,160,000	3,164,273
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	868,692
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	2,722,000	2,719,549
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	333,591

		$11,991,762

Insurance – 1.1%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$404,178
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,041,635
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,607,812

		$6,053,625

Insurance – Health – 0.5%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,580,000	$2,520,086

International Market Quasi-Sovereign – 2.9%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$3,955,987
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,387,790
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,880,000	3,850,866
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,488,210
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,429,762

		$16,112,615

International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$1,190,000	$1,174,086

Internet – 0.4%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$438,455
Baidu, Inc., 3.875%, 9/29/2023	1,702,000	1,702,931

		$2,141,386

Major Banks – 15.4%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$3,280,000	$3,263,042
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	2,079,000	2,045,823
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,002,620
Bank of America Corp., 2.151%, 11/09/2020	1,300,000	1,274,173

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	$3,937,000	$3,862,818
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	3,106,000	3,041,613
Bank of Montreal, FLR, 2.303% (LIBOR-3mo. + 0.6%), 4/09/2018	1,380,000	1,380,069
Bank of Montreal, FLR, 2.384% (LIBOR-3mo. + 0.65%), 7/18/2019	2,110,000	2,121,203
Barclays PLC, 3.25%, 1/12/2021	4,360,000	4,328,617
Citibank N.A., 2.125%, 10/20/2020	2,381,000	2,328,085
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	607,100
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,559,415
Credit Agricole, “A”, FLR, 3.138% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,299,760
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,020,000	2,007,502
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	2,620,000	2,563,269
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,467
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	3,414,000	3,395,153
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,506,367
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,933,831
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	1,745,000	1,721,824
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	1,294,000	1,262,795
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR to 4/25/2023	2,896,000	2,827,684
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	771,000	766,587
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	1,340,000	1,321,953
Mizuho Bank Ltd., FLR, 2.934% (LIBOR-3mo. + 1.19%), 10/20/2018 (n)	2,390,000	2,402,387
Morgan Stanley, 2.375%, 7/23/2019	4,566,000	4,532,541
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,285,591
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,868,559
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,059,380
Sumitomo Mitsui Banking Corp., FLR, 2.409% (LIBOR-3mo. + 0.67%), 10/19/2018	2,710,000	2,717,036
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	1,604,000	1,577,200
Svenska Handelsbanken AB, 2.25%, 6/17/2019	2,580,000	2,563,819
Toronto-Dominion Bank, 1.45%, 9/06/2018	3,040,000	3,028,371
Toronto-Dominion Bank, FLR, 2.47% (LIBOR-3mo. + 0.65%), 8/13/2019	2,770,000	2,784,326
UBS AG, 2.375%, 8/14/2019	1,660,000	1,647,728
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	2,915,000	2,883,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$3,498,000	$3,454,665
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,577,919

		$85,863,992

Medical & Health Technology & Services – 2.4%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$2,571,000	$2,553,789
Becton, Dickinson and Co., 2.404%, 6/05/2020	1,234,000	1,210,367
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,325,950
Becton, Dickinson and Co., FLR, 2.943% (LIBOR-3mo. + 0.88%), 12/29/2020	1,196,000	1,197,266
CVS Health Corp., 3.7%, 3/09/2023	1,910,000	1,915,867
CVS Health Corp., FLR, 2.687% (LIBOR-3mo. + 0.65%), 3/09/2020	856,000	859,210
CVS Health Corp., FLR, 2.777% (LIBOR-3mo. + 0.72%), 3/09/2021	1,735,000	1,748,037
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,440,335

		$13,250,821

Medical Equipment – 1.2%
Abbott Laboratories, 2.35%, 11/22/2019	$1,688,000	$1,673,292
Zimmer Biomet Holdings, Inc., FLR, 2.927% (LIBOR-3mo. + 0.75%), 3/19/2021	511,000	511,782
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,740,000
Zimmer Holdings, Inc., 2.7%, 4/01/2020	2,589,000	2,560,595

		$6,485,669

Metals & Mining – 0.4%
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	$1,650,000	$1,649,654
Glencore Funding LLC, 3%, 10/27/2022 (n)	886,000	854,591

		$2,504,245

Midstream – 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$2,340,000	$2,298,802
EL Paso LLC, 6.5%, 9/15/2020	2,578,000	2,761,786
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,334,564
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	648,150
MPLX LP, 3.375%, 3/15/2023	690,000	681,553

		$7,724,855

Mortgage-Backed – 1.1%
Fannie Mae, 3.843%, 6/01/2018	$1,410,821	$1,408,776
Fannie Mae, 5.5%, 5/01/2025	180,881	184,118
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	1,412,751	1,526,362
Fannie Mae, 2%, 5/25/2044	3,080,132	2,957,900
Fannie Mae, FLR, 1.838% (LIBOR-1mo. + 0.25%), 5/25/2018	92,339	92,231
Freddie Mac, 0.882%, 4/25/2024 (i)	628,643	27,753

		$6,197,140

Issuer	Shares/Par	Value ($)
BONDS – continued
Municipals – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$4,091,000	$3,410,135

Network & Telecom – 1.6%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$1,524,416
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,202,389
AT&T, Inc., 3.2%, 3/01/2022	2,171,000	2,158,862
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,853,236

		$8,738,903

Oils – 0.2%
Phillips 66, FLR, 2.606% (LIBOR-3mo. + 0.60%), 2/26/2021	$1,196,000	$1,197,472

Other Banks & Diversified Financials – 8.6%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$798,000	$798,070
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,409,303
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	2,614,000	2,558,428
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,572,280
Capital One Financial Corp., 2.5%, 5/12/2020	1,708,000	1,681,099
Capital One Financial Corp., 2.4%, 10/30/2020	868,000	850,691
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,105,361
Citigroup, Inc., 3.142% to 1/24/2022, FLR to 1/24/2023	2,378,000	2,348,654
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,375,237
Citizens Bank N.A., 2.25%, 3/02/2020	1,400,000	1,375,859
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	365,030
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,633,540
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,698,529
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,166,219
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,194,940
First Republic Bank, 2.375%, 6/17/2019	849,000	843,278
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	2,974,782
Intesa Sanpaolo S.p.A., FLR, 2.351% (LIBOR-3mo. + 0.63%) 7/17/2019	4,329,000	4,331,714
Lloyds Bank PLC, FLR, 2.744% (LIBOR-3mo. + 1%), 1/22/2019	730,000	734,417
National Bank of Canada, FLR, 2.946% (LIBOR-3mo. + 0.84%), 12/14/2018	2,480,000	2,491,409
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	3,025,777
SunTrust Banks, Inc., 2.7%, 1/27/2022	2,255,000	2,204,751
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,945,000	2,881,459
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,407,000	1,396,355

		$48,017,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – 2.4%
Amgen, Inc., 2.2%, 5/11/2020	$1,928,000	$1,900,566
Celgene Corp., 2.875%, 8/15/2020	2,591,000	2,580,388
Celgene Corp., 2.75%, 2/15/2023	1,806,000	1,732,963
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,486,527
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	4,540,000	4,464,685

		$13,165,129

Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$2,587,000	$2,556,449
Dollar General Corp., 1.875%, 4/15/2018	365,000	364,841

		$2,921,290

Supranational – 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,330,000	$1,319,945

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$850,581
American Tower Corp., REIT, 3%, 6/15/2023	2,118,000	2,044,861
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,003,624
Crown Castle International Corp., 3.15%, 7/15/2023	1,093,000	1,059,352
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,680,000	2,774,081
SBA Tower Trust, 2.898%, 10/08/2019 (n)	2,395,000	2,382,985
SBA Tower Trust, 2.877%, 7/10/2046 (n)	629,000	619,502

		$10,734,986

Tobacco – 1.6%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,930,000	$2,872,325
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	2,494,000	2,488,812
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,388,000	3,363,273

		$8,724,410

Transportation – Services – 0.6%
TTX Co., 2.6%, 6/15/2020 (n)	$3,160,000	$3,124,499

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – 0.8%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$2,032,083
National Credit Union Administration, “1-A”, FLR, 2.161% (LIBOR-1mo. + 0.45%), 1/08/2020	705,346	706,917
National Credit Union Administration, FLR, 2.15% (LIBOR-1mo. + 0.4%), 3/11/2020	1,048,055	1,050,357
National Credit Union Administration, FLR, 2.161% (LIBOR-1mo. + 0.45%), 10/07/2020	344,145	345,401
National Credit Union Administration, FLR, 1.929% (LIBOR-1mo. + 0.35%), 12/07/2020	439,691	440,208

		$4,574,966

U.S. Treasury Obligations – 9.1%
U.S. Treasury Notes, 2.25%, 2/29/2020	$26,000,000	$25,984,906
U.S. Treasury Notes, 2.375%, 3/15/2021	10,991,000	10,984,329
U.S. Treasury Notes, 2.625%, 2/28/2023	14,000,000	14,037,709

		$51,006,944

Utilities – Electric Power – 2.2%
Dominion Energy, Inc., 2.962%, 7/01/2019	$1,310,000	$1,307,501
Dominion Energy, Inc., 1.6%, 8/15/2019	1,070,000	1,051,499
Dominion Energy, Inc., 2.579%, 7/01/2020	1,761,000	1,738,533
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	1,996,858
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,220,868
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	830,014
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,712,790
Southern Co., 1.85%, 7/01/2019	2,600,000	2,564,869

		$12,422,932

Total Bonds		$547,723,749

INVESTMENT COMPANIES (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 1.71% (v)	11,623,447	$11,622,285

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(228,333)

Net Assets – 100.0%		$559,117,701

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,622,285 and $547,723,749, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $216,964,935, representing 38.8% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.326%, (LIBOR-1mo. + 1.55%), 1/15/2033	3/13/2018	$1,605,087	$1,605,035
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/2018	2,456,091	2,462,558
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028	3/08/2018	1,391,999	1,391,997
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 4/20/2027	3/23/2018	2,056,577	2,056,577
Oscar U.S. Funding Trust, 2018-1A, “A2B”, FLR, 2.418% (LIBOR-1mo. + 0.49%), 4/12/2021	3/14/2018	1,750,000	1,750,077
Starwood Waypoint Homes Trust, 2017-1, “B”, 2.946%, 1/17/2035	3/22/2018	2,073,170	2,066,214
Total Restricted Securities			$11,332,458
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
AGM	Assured Guaranty Municipal

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$55,581,910	$—	$55,581,910
Non-U.S. Sovereign Debt	—	23,051,515	—	23,051,515
Municipal Bonds	—	3,410,135	—	3,410,135
U.S. Corporate Bonds	—	180,312,033	—	180,312,033
Residential Mortgage-Backed Securities	—	16,631,592	—	16,631,592
Commercial Mortgage-Backed Securities	—	20,170,453	—	20,170,453
Asset-Backed Securities (including CDOs)	—	126,895,650	—	126,895,650
Foreign Bonds	—	121,670,461	—	121,670,461
Mutual Funds	11,622,285	—	—	11,622,285
Total	$11,622,285	$547,723,749	$—	$559,346,034

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,896,983	99,141,399	(105,414,935)	11,623,447

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(59)	$1,160	$—	$52,703	$11,622,285

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2018, are as follows:

United States	73.1%
United Kingdom	5.3%
Japan	3.4%
France	3.1%
Canada	2.9%
Switzerland	2.3%
Netherlands	2.0%
China	1.7%
Sweden	1.3%
Other Countries	4.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report

March 31, 2018

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.2%
Aerospace – 2.8%
Harris Corp.	18,682	$3,013,033
L3 Technologies, Inc.	19,958	4,151,264
Leidos Holdings, Inc.	36,678	2,398,741

		$9,563,038

Airlines – 1.3%
Alaska Air Group, Inc.	21,255	$1,316,960
Delta Air Lines, Inc.	58,754	3,220,307

		$4,537,267

Alcoholic Beverages – 0.5%
Molson Coors Brewing Co.	24,080	$1,813,946

Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	123,547	$2,275,736
PVH Corp.	17,434	2,640,031

		$4,915,767

Automotive – 2.0%
Adient PLC	34,521	$2,062,975
Goodyear Tire & Rubber Co.	58,754	1,561,681
Harley-Davidson, Inc.	43,362	1,859,363
LKQ Corp. (a)	37,532	1,424,339

		$6,908,358

Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	110,294	$2,540,071

Brokerage & Asset Managers – 4.7%
Apollo Global Management LLC, “A”	68,882	$2,040,285
Invesco Ltd.	104,727	3,352,311
NASDAQ, Inc.	52,656	4,540,000
Raymond James Financial, Inc.	34,099	3,048,792
TD Ameritrade Holding Corp.	51,436	3,046,554

		$16,027,942

Business Services – 3.9%
Amdocs Ltd.	45,677	$3,047,569
Brenntag AG	22,879	1,359,715
Cotiviti Holdings, Inc. (a)	26,104	899,022
Fidelity National Information Services, Inc.	37,543	3,615,391
First Data Corp.	134,159	2,146,544
Global Payments, Inc.	20,512	2,287,498

		$13,355,739

Cable TV – 0.3%
Altice USA, Inc. (a)(l)	55,213	$1,020,336

Chemicals – 2.6%
Celanese Corp.	27,776	$2,783,433
Eastman Chemical Co.	33,561	3,543,370
PPG Industries, Inc.	23,416	2,613,226

		$8,940,029

Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	21,673	$2,152,996

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 2.3%
NCR Corp. (a)	63,557	$2,003,317
NICE Systems Ltd., ADR (a)	24,257	2,278,460
Verint Systems, Inc. (a)	25,387	1,081,486
Xerox Corp.	83,805	2,411,908

		$7,775,171

Construction – 2.3%
Owens Corning	30,167	$2,425,427
Stanley Black & Decker, Inc.	26,826	4,109,743
Toll Brothers, Inc.	28,956	1,252,347

		$7,787,517

Consumer Products – 1.2%
Coty, Inc., “A”	100,395	$1,837,229
Newell Brands, Inc.	79,880	2,035,342

		$3,872,571

Containers – 2.2%
Berry Global Group, Inc.	56,214	$3,081,089
Graphic Packaging Holding Co.	157,749	2,421,447
Sealed Air Corp.	45,853	1,962,050

		$7,464,586

Electrical Equipment – 2.4%
HD Supply Holdings, Inc.	85,109	$3,229,035
Sensata Technologies Holding PLC (a)	47,171	2,444,873
TE Connectivity Ltd.	23,336	2,331,266

		$8,005,174

Electronics – 3.1%
Analog Devices, Inc.	34,546	$3,148,177
Keysight Technologies, Inc. (a)	52,091	2,729,047
Marvell Technology Group Ltd.	75,493	1,585,353
Maxim Integrated Products, Inc.	49,169	2,960,957

		$10,423,534

Energy – Independent – 5.5%
Andeavor	27,526	$2,768,015
Cabot Oil & Gas Corp.	105,653	2,533,559
Concho Resources, Inc. (a)	10,206	1,534,268
Energen Corp. (a)	43,692	2,746,479
EQT Corp.	37,487	1,781,007
Hess Corp.	50,714	2,567,143
PDC Energy, Inc. (a)	32,141	1,575,873
Pioneer Natural Resources Co.	17,343	2,979,181

		$18,485,525

Engineering – Construction – 0.6%
KBR, Inc.	118,331	$1,915,779

Entertainment – 0.2%
Madison Square Garden Co., “A” (a)	2,838	$697,580

Food & Beverages – 4.6%
Archer Daniels Midland Co.	59,915	$2,598,514
Cal-Maine Foods, Inc. (a)	6,461	282,346

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
Coca-Cola European Partners PLC	53,804	$2,241,475
J.M. Smucker Co.	19,814	2,457,134
Pinnacle Foods, Inc.	69,204	3,743,936
TreeHouse Foods, Inc. (a)	34,810	1,332,179
Tyson Foods, Inc., “A”	39,143	2,864,876

		$15,520,460

Food & Drug Stores – 0.8%
Kroger Co.	77,619	$1,858,199
Tesco PLC	315,256	910,705

		$2,768,904

Furniture & Appliances – 0.8%
Whirlpool Corp.	17,948	$2,748,018

Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	19,753	$2,325,718

Insurance – 6.4%
Arthur J. Gallagher & Co.	40,995	$2,817,586
Assurant, Inc.	28,129	2,571,272
Athene Holding Ltd. (a)	35,157	1,680,856
Brighthouse Financial, Inc. (a)	11,411	586,525
Everest Re Group Ltd.	10,636	2,731,538
Hanover Insurance Group, Inc.	20,586	2,426,884
Hartford Financial Services Group, Inc.	89,314	4,601,457
Lincoln National Corp.	27,520	2,010,611
Unum Group	48,346	2,301,753

		$21,728,482

Leisure & Toys – 0.5%
Brunswick Corp.	28,279	$1,679,490

Machinery & Tools – 2.7%
Eaton Corp. PLC	40,734	$3,255,054
Gates Industrial Corp. PLC (a)	100,275	1,755,815
ITT, Inc.	43,582	2,134,646
Regal Beloit Corp.	24,896	1,826,122

		$8,971,637

Major Banks – 3.7%
Comerica, Inc.	41,534	$3,984,357
Huntington Bancshares, Inc.	275,537	4,160,609
KeyCorp	228,697	4,471,029

		$12,615,995

Medical & Health Technology & Services – 2.9%
AmerisourceBergen Corp.	21,727	$1,873,085
LifePoint Health, Inc. (a)	30,205	1,419,635
Premier, Inc., “A” (a)	47,353	1,482,622
Quest Diagnostics, Inc.	24,455	2,452,837
Universal Health Services, Inc.	22,495	2,663,633

		$9,891,812

Medical Equipment – 2.8%
Dentsply Sirona, Inc.	29,815	$1,499,993
PerkinElmer, Inc.	24,648	1,866,347
Steris PLC	30,045	2,805,001
Zimmer Biomet Holdings, Inc.	30,478	3,323,321

		$9,494,662

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 1.3%
NiSource, Inc.	78,029	$1,865,673
Sempra Energy	22,371	2,488,103

		$4,353,776

Natural Gas – Pipeline – 0.8%
Plains GP Holdings LP	126,413	$2,749,483

Network & Telecom – 0.8%
Motorola Solutions, Inc.	24,964	$2,628,709

Oil Services – 1.5%
Forum Energy Technologies, Inc. (a)	87,331	$960,641
Frank’s International N.V.	176,058	955,995
NOW, Inc. (a)	90,481	924,716
Oil States International, Inc. (a)	51,338	1,345,056
Patterson-UTI Energy, Inc.	58,863	1,030,691

		$5,217,099

Other Banks & Diversified Financials – 7.2%
Citizens Financial Group, Inc.	79,105	$3,320,828
Discover Financial Services	45,805	3,294,754
Element Fleet Management Corp.	174,516	562,146
Fifth Third Bancorp	124,367	3,948,652
M&T Bank Corp.	17,529	3,231,646
Northern Trust Corp.	30,833	3,179,807
SunTrust Banks, Inc.	61,335	4,173,233
Wintrust Financial Corp.	31,083	2,674,692

		$24,385,758

Pharmaceuticals – 0.7%
Mylan N.V. (a)	59,774	$2,460,896

Pollution Control – 0.7%
Clean Harbors, Inc. (a)	49,907	$2,435,961

Railroad & Shipping – 0.8%
Kansas City Southern Co.	23,488	$2,580,157

Real Estate – 6.2%
Annaly Capital Management, Inc., REIT	109,543	$1,142,533
Brixmor Property Group Inc., REIT	139,739	2,131,020
EPR Properties, REIT	37,962	2,103,095
Life Storage, Inc., REIT	41,185	3,439,771
Medical Properties Trust, Inc., REIT	233,041	3,029,533
Mid-America Apartment Communities, Inc., REIT	28,477	2,598,241
Realogy Holdings Corp.	46,782	1,276,213
Sun Communities, Inc., REIT	25,462	2,326,463
Washington Prime Group, Inc., REIT	162,412	1,083,288
Weyerhaeuser Co., REIT	54,692	1,914,220

		$21,044,377

Restaurants – 0.9%
Aramark	54,369	$2,150,838
Dave & Buster’s, Inc. (a)	23,053	962,232

		$3,113,070

Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	71,718	$2,165,166
RPM International, Inc.	56,529	2,694,737

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – continued
Univar, Inc. (a)	80,300	$2,228,325

		$7,088,228

Specialty Stores – 2.2%
L Brands, Inc.	52,677	$2,012,788
Michaels Co., Inc. (a)	66,533	1,311,365
Tractor Supply Co.	33,804	2,130,328
Urban Outfitters, Inc. (a)	57,404	2,121,652

		$7,576,133

Trucking – 0.3%
Schneider National, Inc.	39,794	$1,037,032

Utilities – Electric Power – 7.0%
AES Corp.	142,746	$1,623,022
CMS Energy Corp.	65,142	2,950,281
DTE Energy Co.	30,203	3,153,193
Eversource Energy	48,205	2,840,239
FirstEnergy Corp.	55,140	1,875,311
Pinnacle West Capital Corp.	34,802	2,777,200

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
Public Service Enterprise Group, Inc.	69,085	$3,470,830
Southern Co.	60,755	2,713,318
WEC Energy Group, Inc.	35,999	2,257,137

		$23,660,531

Total Common Stocks		$336,279,314

INVESTMENT COMPANIES (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,960,134	$1,959,938

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	277,219	$277,219

OTHER ASSETS, LESS LIABILITIES – 0.1%		458,236

Net Assets – 100.0%		$338,974,707

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,959,938 and $336,556,533, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$336,279,314	$—	$—	$336,279,314
Mutual Funds	2,237,157	—	—	2,237,157
Total	$338,516,471	$—	$—	$338,516,471

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,359,715 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		3,634,056	19,472,810	(21,146,732)	1,960,134

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(433)	$86	$—	$14,250	$1,959,938

5

Quarterly Report

March 31, 2018

MFS® Moderate Allocation Portfolio

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 41.2%
MFS Global Governments Portfolio – Initial Class (a)	7,459,353	$80,710,196
MFS Government Securities Portfolio – Initial Class	13,213,465	161,732,817
MFS High Yield Portfolio – Initial Class	14,181,246	80,549,479
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	7,352,333	80,875,658
MFS Limited Maturity Portfolio – Initial Class	6,351,849	64,534,789
MFS Total Return Bond Series – Initial Class	14,918,724	194,092,599

		$662,495,538

International Stock Funds – 13.1%
MFS International Growth Portfolio – Initial Class	3,160,903	$48,393,423
MFS International Value Portfolio – Initial Class	1,741,446	48,708,237
MFS Research International Portfolio – Initial Class	6,691,226	113,081,722

		$210,183,382

Specialty Funds – 3.0%
MFS Global Real Estate Portfolio – Initial Class	3,547,703	$48,603,529

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – 42.6%
MFS Growth Series – Initial Class	2,759,725	$142,125,822
MFS Mid Cap Growth Series – Initial Class	11,180,594	112,141,359
MFS Mid Cap Value Portfolio – Initial Class	12,724,286	112,482,688
MFS New Discovery Series – Initial Class	1,143,423	23,943,278
MFS New Discovery Value Portfolio – Initial Class	2,249,283	24,089,825
MFS Research Series – Initial Class	4,293,076	127,289,702
MFS Value Series – Initial Class	7,029,404	142,486,012

		$684,558,686

Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,545,563	$1,545,408

Total Investment Companies		$1,607,386,543

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(95,301)

Net Assets – 100.0%		$1,607,291,242

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,607,386,543.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,324,656,354	$282,730,189	$—	$1,607,386,543

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, mutual funds amounting to $282,730,189 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,017,102	663	(558,412)	7,459,353
MFS Global Real Estate Portfolio	3,563,341	3,965	(19,603)	3,547,703
MFS Government Securities Portfolio	13,652,904	4,945	(444,384)	13,213,465
MFS Growth Series	3,102,150	—	(342,425)	2,759,725
MFS High Yield Portfolio	14,658,937	5,432	(483,123)	14,181,246
MFS Inflation-Adjusted Bond Portfolio	7,836,431	940	(485,038)	7,352,333
MFS Institutional Money Market Portfolio	1,547,664	1,022,717	(1,024,818)	1,545,563
MFS International Growth Portfolio	3,280,462	48	(119,607)	3,160,903
MFS International Value Portfolio	1,798,268	22	(56,844)	1,741,446
MFS Limited Maturity Portfolio	6,643,380	2,256	(293,787)	6,351,849
MFS Mid Cap Growth Series	12,435,101	—	(1,254,507)	11,180,594
MFS Mid Cap Value Portfolio	13,124,085	17	(399,816)	12,724,286
MFS New Discovery Series	1,261,710	—	(118,287)	1,143,423
MFS New Discovery Value Portfolio	2,278,555	45	(29,317)	2,249,283
MFS Research International Portfolio	6,957,247	815	(266,836)	6,691,226
MFS Research Series	4,573,372	—	(280,296)	4,293,076
MFS Total Return Bond Series	15,356,076	7,480	(444,832)	14,918,724
MFS Value Series	7,261,373	432	(232,401)	7,029,404

3

Supplemental Information (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(221,854)	$2,252,023	$—	$—	$80,710,196
MFS Global Real Estate Portfolio	4,352	(2,033,418)	—	—	48,603,529
MFS Government Securities Portfolio	(584,669)	(1,483,269)	—	—	161,732,817
MFS Growth Series	7,616,342	797,314	—	—	142,125,822
MFS High Yield Portfolio	(230,309)	(1,077,451)	—	—	80,549,479
MFS Inflation-Adjusted Bond Portfolio	5,178	1,428,548	—	—	80,875,658
MFS Institutional Money Market Portfolio	(146)	84	—	5,677	1,545,408
MFS International Growth Portfolio	491,520	(1,052,243)	—	—	48,393,423
MFS International Value Portfolio	676,215	(1,133,669)	—	—	48,708,237
MFS Limited Maturity Portfolio	(24,378)	(109,342)	—	—	64,534,789
MFS Mid Cap Growth Series	3,882,494	2,647,132	—	—	112,141,359
MFS Mid Cap Value Portfolio	284,259	(2,387,016)	—	—	112,482,688
MFS New Discovery Series	638,292	431,676	—	—	23,943,278
MFS New Discovery Value Portfolio	40,066	(986,558)	—	—	24,089,825
MFS Research International Portfolio	1,164,233	(2,017,223)	—	—	113,081,722
MFS Research Series	1,956,263	(967,688)	—	—	127,289,702
MFS Total Return Bond Series	(403,126)	(2,835,538)	—	—	194,092,599
MFS Value Series	1,794,699	(6,165,817)	—	—	142,486,012

	$17,089,431	$(14,692,455)	$—	$5,677	$1,607,386,543

4

Quarterly Report
March 31, 2018
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 2.1%
CACI International, Inc., “A” (a)	3,596	$ 544,255
ManTech International Corp., “A”	10,969	608,450
		$ 1,152,705
Brokerage & Asset Managers – 1.8%
Apollo Global Management LLC, “A”	10,890	$ 322,562
TMX Group Ltd.	11,103	644,195
		$ 966,757
Business Services – 3.6%
Cotiviti Holdings, Inc. (a)	10,472	$ 360,656
Forrester Research, Inc.	6,987	289,611
PRA Group, Inc. (a)	8,608	327,104
Travelport Worldwide Ltd.	60,036	980,988
		$ 1,958,359
Chemicals – 0.8%
Ingevity Corp. (a)	5,801	$ 427,476
Computer Software – 1.9%
8x8, Inc. (a)	18,297	$ 341,239
Sabre Corp.	33,254	713,298
		$ 1,054,537
Computer Software - Systems – 4.3%
Model N, Inc. (a)	19,114	$ 345,008
NICE Systems Ltd., ADR (a)	7,173	673,760
Presidio, Inc. (a)	32,796	512,929
Verint Systems, Inc. (a)	18,175	774,255
		$ 2,305,952
Construction – 3.0%
Armstrong World Industries, Inc. (a)	7,194	$ 405,022
GMS, Inc. (a)	12,567	384,047
Owens Corning	5,057	406,583
Toll Brothers, Inc.	9,447	408,583
		$ 1,604,235
Consumer Products – 1.0%
Sensient Technologies Corp.	7,975	$ 562,876
Consumer Services – 0.5%
ServiceMaster Global Holdings, Inc. (a)	5,454	$ 277,336
Containers – 2.6%
Berry Global Group, Inc. (a)	14,008	$ 767,778
Graphic Packaging Holding Co.	41,853	642,444
		$ 1,410,222
Electrical Equipment – 4.8%
AZZ, Inc.	11,233	$ 490,882
HD Supply Holdings, Inc. (a)	17,158	650,974
MSC Industrial Direct Co., Inc., “A”	5,304	486,430
TriMas Corp. (a)	21,115	554,269
WESCO International, Inc. (a)	6,696	415,487
		$ 2,598,042
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.4%
Integrated Device Technology, Inc. (a)	8,904	$ 272,106
OSI Systems, Inc. (a)	7,358	480,257
Plexus Corp. (a)	8,861	529,268
		$ 1,281,631
Energy - Independent – 1.2%
Energen Corp. (a)	10,135	$ 637,086
Engineering - Construction – 1.5%
KBR, Inc.	37,315	$ 604,130
Team, Inc. (a)	14,776	203,170
		$ 807,300
Entertainment – 2.2%
IMAX Corp. (a)	26,547	$ 509,702
Merlin Entertainment	82,618	401,755
Parques Reunidos Servicios Centrales S.A.U.	18,265	288,119
		$ 1,199,576
Food & Beverages – 2.6%
Cal-Maine Foods, Inc. (a)	12,995	$ 567,882
Hostess Brands, Inc. (a)	34,399	508,761
TreeHouse Foods, Inc. (a)	8,490	324,912
		$ 1,401,555
Insurance – 4.0%
Aspen Insurance Holdings Ltd.	8,762	$ 392,976
Everest Re Group Ltd.	1,872	480,767
Hanover Insurance Group, Inc.	6,213	732,450
Safety Insurance Group, Inc.	3,549	272,741
Third Point Reinsurance Ltd. (a)	20,016	279,223
		$ 2,158,157
Leisure & Toys – 1.3%
Brunswick Corp.	11,585	$ 688,033
Machinery & Tools – 5.3%
Gardner Denver Holdings, Inc. (a)	8,181	$ 250,993
Herman Miller, Inc.	16,029	512,127
ITT, Inc.	12,365	605,638
Regal Beloit Corp.	9,186	673,793
Ritchie Bros. Auctioneers, Inc.	17,788	559,788
SPX FLOW, Inc. (a)	5,129	252,295
		$ 2,854,634
Medical & Health Technology & Services – 4.1%
HMS Holdings Corp. (a)	38,908	$ 655,211
LifePoint Health, Inc. (a)	9,455	444,385
MEDNAX, Inc. (a)	4,865	270,640
Premier, Inc., “A” (a)	26,239	821,543
		$ 2,191,779
Medical Equipment – 1.0%
Steris PLC	5,703	$ 532,432
Natural Gas - Distribution – 1.2%
New Jersey Resources Corp.	16,570	$ 664,457

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.1%
Boardwalk Pipeline Partners LP	56,973	$ 578,276
Oil Services – 3.2%
Forum Energy Technologies, Inc. (a)	17,448	$ 191,928
Frank's International N.V.	84,725	460,057
Liberty Oilfield Services, Inc. (a)(l)	22,717	383,690
NOW, Inc. (a)	43,667	446,277
Patterson-UTI Energy, Inc.	15,258	267,167
		$ 1,749,119
Other Banks & Diversified Financials – 17.9%
Air Lease Corp.	8,178	$ 348,546
Bank of Hawaii Corp.	5,209	432,868
Berkshire Hills Bancorp, Inc.	16,536	627,541
Brookline Bancorp, Inc.	29,834	483,311
Cathay General Bancorp, Inc.	14,255	569,915
Element Fleet Management Corp.	59,151	190,536
First Hawaiian, Inc.	25,342	705,268
First Interstate BancSystem, Inc.	16,373	647,552
Glacier Bancorp, Inc.	12,327	473,110
Hanmi Financial Corp.	16,849	518,107
Lakeland Financial Corp.	12,659	585,225
Prosperity Bancshares, Inc.	10,801	784,477
Sandy Spring Bancorp, Inc.	13,491	522,911
Santander Consumer USA Holdings, Inc.	13,332	217,312
TCF Financial Corp.	26,839	612,198
Textainer Group Holdings Ltd. (a)	19,713	334,135
UMB Financial Corp.	10,795	781,450
Wintrust Financial Corp.	9,385	807,579
		$ 9,642,041
Pharmaceuticals – 0.7%
Genomma Lab Internacional S.A., “B” (a)	327,452	$ 354,830
Pollution Control – 1.7%
Advanced Disposal Services, Inc. (a)	17,714	$ 394,668
Clean Harbors, Inc. (a)	11,235	548,380
		$ 943,048
Printing & Publishing – 0.7%
Multi-Color Corp.	5,347	$ 353,169
Real Estate – 7.7%
Brixmor Property Group Inc., REIT	26,432	$ 403,088
Corporate Office Properties Trust, REIT	15,251	393,933
Life Storage, Inc., REIT	8,267	690,460
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Medical Properties Trust, Inc., REIT	57,708	$ 750,204
Select Income REIT	38,650	752,902
STAG Industrial, Inc., REIT	30,516	729,943
Store Capital Corp., REIT	18,139	450,210
		$ 4,170,740
Restaurants – 0.6%
Dave & Buster's, Inc. (a)	7,417	$ 309,586
Specialty Chemicals – 3.3%
Ferro Corp. (a)	17,825	$ 413,896
Ferroglobe PLC (a)	9,093	97,568
Orion Engineered Carbons S.A.	11,686	316,691
RPM International, Inc.	12,052	574,519
Univar, Inc. (a)	14,295	396,686
		$ 1,799,360
Specialty Stores – 3.2%
Express, Inc. (a)	16,171	$ 115,784
Michaels Co., Inc. (a)	22,383	441,169
Tuesday Morning Corp. (a)(l)	40,558	160,204
Urban Outfitters, Inc. (a)	14,544	537,546
Zumiez, Inc. (a)	20,144	481,442
		$ 1,736,145
Utilities - Electric Power – 4.5%
Black Hills Corp.	16,927	$ 919,136
El Paso Electric Co.	12,938	659,838
Portland General Electric Co.	21,139	856,341
		$ 2,435,315
Total Common Stocks		$52,806,766
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.71% (v)	1,083,703	$ 1,083,595
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.69% (j)	88,553	$ 88,553
Other Assets, Less Liabilities – 0.0%		19,032
Net Assets – 100.0%		$53,997,946

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,083,595 and $52,895,319, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
3/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$52,806,766	$—	$—	$52,806,766
Mutual Funds	1,172,148	—	—	1,172,148
Total	$53,978,914	$—	$—	$53,978,914
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,102	4,968,907	(4,010,306)	1,083,703
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(97)	$62	$—	$3,995	$1,083,595
5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2018

*	Print name and title of each signing officer under his or her signature.